NET INCOME FROM DISCONTINUED OPERATIONS (Details 3) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012		Dec. 31, 2011
Cash flows from operating activities
Net income for the period					$ 0		$ 0
Adjustments to reconcile net income to net cash from operations:
Depreciation	331,596	125,530	638,671	183,154	443,361		220,810
Amortization			976,294	1,138,176	1,934,909		1,043,181
Changes in operating assets and liabilities:
Increase in inventories			1,842,406	4,618,431	10,037,494		3,018,112
Increase in deposits and prepaid expenses			4,783,140	10,893,566	34,307,276		7,374,355
Increase in other payables			3,608,856	9,426,533	1,482,417		16,748,043
Decrease in accounts receivable			29,425,520	5,173,526	18,142,198		18,250,484
Decrease in other receivables			420,024	839,683	(3,734,623)		3,651,677
Net cash provided by operating activities					0		0
Cash flows from investing activities
Payment for construction in progress			13,596,632	6,626,688	19,185,878		1,346,394
Net cash used in investing activities					0		(3,137,885)
Cash flows from financing activities
Effects on exchange rate changes on cash			(115,206)	1,467,667	121,368		(1,091,240)
Cash and cash equivalents, beginning of period			8,424,265	1,387,908	1,387,908		3,890,026
Cash and cash equivalents, end of period	9,391,449	2,692,365	9,391,449	2,692,365	8,424,265		1,387,908
Supplementary disclosures of cash flow information:
Cash paid for interest			112,010	0	282,320		0
Cash paid for income taxes			0	0	0		31
Non - cash transactions
Disposal proceeds receivable of sale of subsidiaries, HYT and ZX							44,295,612
Discontinued Operations [Member]
Cash flows from operating activities
Net income for the period					0		10,203,951
Adjustments to reconcile net income to net cash from operations:
Depreciation					0		0
Amortization					0		0
Net gain of sale of subsidiaries, HYT and ZX					0		(10,203,951)
Changes in operating assets and liabilities:
Increase in inventories					0		0
Increase in deposits and prepaid expenses					0		0
Increase in other payables					0		0
Decrease in accounts receivable					0		0
Decrease in other receivables					0		0
Net cash provided by operating activities					0		0
Cash flows from investing activities
Net cash outflow on sale of subsidiaries, HYT and ZX					0	[1]	(3,137,885)	[1]
Payment for acquisition of land use rights					0		0
Payment for construction in progress					0		0
Net cash used in investing activities					0		(3,137,885)
Cash flows from financing activities
Net cash provided by financing activities					0		0
Effects on exchange rate changes on cash					0		0
(Decrease) increase in cash and cash equivalents					0		(3,137,885)
Cash and cash equivalents, beginning of period				0	0		3,137,885
Cash and cash equivalents, end of period					0		0
Supplementary disclosures of cash flow information:
Cash paid for interest					0		0
Cash paid for income taxes					0		0
Non - cash transactions
Disposal proceeds receivable of sale of subsidiaries, HYT and ZX					$ 0		$ 44,295,612

[1]	Please refer "NET INCOME FROM DISCONTINUED OPERATIONS (Details 2)"